DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)				3 Months Ended	9 Months Ended
	Nov. 12, 2021 USD ($)	Nov. 11, 2021 USD ($)	Nov. 08, 2021 USD ($) $ / shares M shares	Jun. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) item $ / shares	Dec. 31, 2021 USD ($) item $ / shares M shares
PRIVATE PLACEMENT
Sale of units, net of underwriting discounts (in shares) | shares						557,000
Shares Issued, Price Per Share | $ / shares					$ 10.15	$ 10.15
Proceeds from Issuance Initial Public Offering						$ 113,045,000
Transaction costs					$ 6,877,164	6,877,164
Underwriting fees					1,955,000	1,955,000
Deferred Underwriting Fee Payable					4,370,000	4,370,000
Other offering costs					552,164	552,164
Cash Held Outside Trust Account					9,478	9,478
Working Capital					$ 1,217,130	1,033,554
Aggregate purchase price				$ 25,000		$ 25,000
Condition For Future Business Combination Number of a Businesses Minimum | item					1	1
Condition For Future Business Combination On Threshold Percentage Ownership					50	50
Redemption of shares calculated based on business days prior to consummation of business combination (in days)					2 days	2 days
Condition For Future Business Combination Threshold Net of Tangible Assets					$ 5,000,001	$ 5,000,001
Threshold minimum aggregate fair market value as a percentage of the net assets held in the Trust Account					80	80
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)					100.00%	100.00%
Months to complete acquisition | M						12
Redemption period upon closure					10 days	10 days
Maximum Allowed Dissolution Expenses					$ 100,000	$ 100,000
Initial Public Offering
PRIVATE PLACEMENT
Sale of units, net of underwriting discounts (in shares) | shares			11,500,000
Shares Issued, Price Per Share | $ / shares			$ 10.00
Proceeds from Issuance Initial Public Offering			$ 115,000,000
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)			100.00%
Months to complete acquisition | M			12
Initial Public Offering | Private Placement Warrants
PRIVATE PLACEMENT
Shares Issued, Price Per Share | $ / shares			$ 10.15
Proceeds from Issuance Initial Public Offering			$ 116,725,000
Initial Public Offering | Public Warrants
PRIVATE PLACEMENT
Months to complete acquisition | M			12
Private Placement. | Private Placement Warrants
PRIVATE PLACEMENT
Warrants issued to purchase number of shares | shares			557,000
Price of warrant | $ / shares			$ 10.00
Proceeds from sale of private placement warrants	$ 5,570,000	$ 5,570,000	$ 3,680,000
Receivable recorded from the sale of private placement warrants			1,890,000
Underwriting fees			$ 0
Aggregate purchase price		$ 5,570,000
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)					100.00%	100.00%
Months to complete acquisition | M						12
Over-allotment option
PRIVATE PLACEMENT
Sale of units, net of underwriting discounts (in shares) | shares			1,500,000
Sponsor
PRIVATE PLACEMENT
Shares Issued, Price Per Share | $ / shares					$ 10.15	$ 10.15
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)					100.00%	100.00%
Months to complete acquisition | M						12